Property and Equipment, Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Schedule of property and equipment, other

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Capitalized software for internal use	$306	$304
Computer equipment	67	65
Leasehold improvements	52	52
Furniture, fixtures and other equipment	6	6
Capital projects in progress	14	9
	445	436
Less: accumulated depreciation and amortization	(232)	(220)
Property and equipment, net	$213	$216

	As of December 31,
(in $ millions)	2021	2020
Capitalized software for internal use	$304	$240
Computer equipment	65	63
Leasehold improvements	52	48
Furniture, fixtures and other equipment	6	13
Capital projects in progress	9	6
	436	370
Less: accumulated depreciation and amortization	(220)	(176)
Property and equipment, net	$216	$194